ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
Activity in accumulated other comprehensive income (loss) is as follows:

	Three months ended June 30, 2020	Three months ended June 30, 2019	Six months ended June 30, 2020	Six months ended June 30, 2019
Foreign currency translation, beginning	$(21.4)	$49.9	$32.9	$43.2
Other comprehensive (loss) income	11.9	(11.4)	(42.4)	(4.7)
Foreign currency translation, ending	(9.5)	38.5	(9.5)	38.5
Interest rate swaps, beginning	(24.0)	—	—	—
Unrealized losses deferred during the period (2)	(11.5)	—	(35.5)	—
Interest rate swaps, ending	(35.5)	—	(35.5)	—
Pension, beginning	(15.0)	(1.4)	(14.8)	(1.4)
Actuarial gains (losses) deferred during the period, net of income taxes	—	—	(0.2)	—
Pension, ending	(15.0)	(1.4)	(15.0)	(1.4)
Tax receivable agreement, beginning	25.9	—	—	—
Unrealized (loss) gain during the period (1)	(9.7)	—	16.2	—
Tax receivable agreement, ending	16.2	—	16.2	—
Accumulated other comprehensive (loss) income	$(43.8)	$37.1	$(43.8)	$37.1

(1)The fair value movement on the Tax Receivable Agreement attributable to our own credit risk spread is recorded in other comprehensive (loss) income.
(2)During the three and six months ended June 30, 2020 $0.5 and $0.5, respectively was reclassified into earnings.

	December 31,	December 31,	December 31,
	2019	2018	2017
Foreign currency translation, beginning	$43.2	$133.8	$(8.3)
Other comprehensive income (loss)	(10.3)	(90.6)	142.1
Foreign currency translation, ending	32.9	43.2	133.8
Pension, beginning	(1.4)	(0.3)	(2.2)
Actuarial (loss) gain deferred during the period, net of income taxes	(13.4)	(1.1)	1.9
Amortization of deferred losses into earnings	—	—	—
Pension, ending	(14.8)	(1.4)	(0.3)
Accumulated other comprehensive income (loss)	$18.1	$41.8	$133.5